SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - ESG [Member] - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 05, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Noncontrolling interest		$ 3,247,428		$ 3,247,428		$ 3,438,129	$ 4,121,862
Net loss		(180,197)	$ 326,437	95,898	$ 360,335	982,081	1,202,960
Accumulated deficit		905,683		905,683		834,220	102,373
Revenue		2,110,000		3,680,000
Debt financing cost	$ 18,090,000.00
Allowance for doubtful accounts		0		0		0	0
Advances to suppliers, net						116,997	374,417
Inventories		633,174		633,174		1,127,678	821,602
Impairment loss		0		0		0	0
Income (loss) attributable to noncontrolling interest		(45,914)	$ 83,176	24,435	$ 91,813	250,234	306,514
Cash						132,273	$ 199,045
Working capital deficit		$ 10,124,811		$ 10,124,811		$ 11,357,758
Patents [Member]
Property, Plant and Equipment [Line Items]
Finite lived intangible asset, useful life		12 years		12 years		12 years
Maximum [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Finite lived intangible asset, useful life		5 years		5 years		5 years
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives		20 years		20 years		20 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives		5 years		5 years		5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives		10 years		10 years		10 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives		3 years		3 years		3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives		5 years		5 years		5 years